Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of financial instruments	$ 41,097,000	$ 12,744,000	$ 15,965,891	$ 2,813,260	$ 2,390,608
Increase in estimated fair value	$ 26,512,000	$ 4,002,000	$ 7,222,631	$ (1,137,348)
Changes in Fair Value Measurement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Percentage of increase in enterprise value	10.00%		10.00%	10.00%
Percentage of increase in basis points discount rate				1.00%
Underwriter Warrant Liability | Changes in Fair Value Measurement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase in estimated fair value	$ 1,000,000		$ 423,477	$ 158,891
Deerfield Warrant Liability | Changes in Fair Value Measurement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase in estimated fair value	3,600,000
Embedded Put Option | Changes in Fair Value Measurement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase in estimated fair value	0
Preferred Stock Warrant Liability | Changes in Fair Value Measurement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase in estimated fair value			1,694,484	60,000
Conversion Feature And Put Option | Changes in Fair Value Measurement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase in estimated fair value				610,000
Convertible Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of financial instruments	41,400,000		17,350,000	$ 3,650,000
Term Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of financial instruments	$ 13,500,000		$ 9,032,000